SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2009

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ASSET ADVISORS CORPORATION
Address:    2814A HILLCREEK DRIVE
            AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kevin M. Wilson
Title:      Treasurer/CIO
Phone:      706-650-9900

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON              AUGUSTA, GA
 -------------------              -----------            -------------------
      [Signature]                [City, State]                  [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -----------
Form 13F Information Table Entry Total:         102
                                                -----------
Form 13F Information Table Value Total:         147084
                                                -----------
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     MARKET               INVESTMENT DESCRETION         VOTING AUTHORITY
TITLE                                     CUSIP       VALUE              -------------------------  --------------------------
NAME OF ISSUER                            NUMBER    (1,000'S)  SHARES    A-SOLE  B-SHARED  C-OTHER  A-SOLE  B-SHARED   C-OTHER

* AGL RES INC COM                        001204106    2313      72736     72736     0        0       0        0        72736
* AT&T INC COM                           00206R102    1088      43810     43810     0        0       0        0        43810
* ABBOTT LABS COM                        002824100    1553      33025     33025     0        0       0        0        33025
* ADVANCED MICRO DEVICES INC COM         007903107      39      10000     10000     0        0       0        0        10000
* AMERICAN EXPRESS CO COM                025816109     532      22900     22900     0        0       0        0        22900
* AUTOMATIC DATA PROCESSING IN COM       053015103     349       9850      9850     0        0       0        0         9850
* BANK OF AMERICA CORPORATION COM        060505104    1392     105464    105464     0        0       0        0       105464
BERKSHIRE HATHAWAY INC DEL CL B          084670207    3744       1293      1293     0        0       0        0         1293
* BHP BILLITON LTD SPONSORED ADR         088606108    2471      45150     45150     0        0       0        0        45150
* BROWN FORMAN CORP CL B                 115637209    2170      50500     50500     0        0       0        0        50500
* CVS CAREMARK CORPORATION COM           126650100     275       8635      8635     0        0       0        0         8635
* CARNIVAL CORP PAIRED CTF               143658300     613      23800     23800     0        0       0        0        23800
* CHATTEM INC COM                        162456107    2019      29650     29650     0        0       0        0        29650
* CHESAPEAKE ENERGY CORP COM             165167107     230      11600     11600     0        0       0        0        11600
* CHEVRON CORP NEW COM                   166764100     586       8850      8850     0        0       0        0         8850
* CHURCH & DWIGHT INC COM                171340102    6324     116450    116450     0        0       0        0       116450
* CISCO SYS INC COM                      17275R102     946      50746     50746     0        0       0        0        50746
* CLARCOR INC COM                        179895107    1337      45800     45800     0        0       0        0        45800
* COCA COLA CO COM                       191216100   10329     215242    215242     0        0       0        0       215242
* CONOCOPHILLIPS COM                     20825C104    3762      89448     89448     0        0       0        0        89448
* COSTCO WHSL CORP NEW COM               22160K105    1021      22300     22300     0        0       0        0        22300
CROSS TIMBERS RTY TR TR UNIT             22757R109     545      21875     21875     0        0       0        0        21875
* DEERE & CO COM                         244199105    1220      30550     30550     0        0       0        0        30550
* DISNEY WALT CO COM DISNEY              254687106    1145      49090     49090     0        0       0        0        49090
* DOVER CORP COM                         260003108     274       8270      8270     0        0       0        0         8270
* DU PONT E I DE NEMOURS & CO COM        263534109     425      16600     16600     0        0       0        0        16600
* DUKE ENERGY CORP NEW COM               26441C105     444      30438     30438     0        0       0        0        30438
* EMERSON ELEC CO COM                    291011104     272       8400      8400     0        0       0        0         8400
* EQUITY RESIDENTIAL SH BEN INT          29476L107     715      32160     32160     0        0       0        0        32160
* EXXON MOBIL CORP COM                   30231G102    8482     121327    121327     0        0       0        0       121327
* FEDEX CORP COM                         31428X106    2440      43875     43875     0        0       0        0        43875
FIDELITY SOUTHERN CORP NEW COM           316394105      31      10718     10718     0        0       0        0        10718
G & K SVCS INC CL A                      361268105     338      16000     16000     0        0       0        0        16000
* GENERAL DYNAMICS CORP COM              369550108    2188      39500     39500     0        0       0        0        39500
* GENERAL ELECTRIC CO COM                369604103    1572     134110    134110     0        0       0        0       134110
* GENUINE PARTS CO COM                   372460105     216       6450      6450     0        0       0        0         6450
* GOOGLE INC CL A                        38259P508     362        859       859     0        0       0        0          859
* HCP INC COM                            40414L109     332      15674     15674     0        0       0        0        15674
* HERSHEY CO COM                         427866108     774      21510     21510     0        0       0        0        21510
* HOME DEPOT INC COM                     437076102     579      24522     24522     0        0       0        0        24522
* HONEYWELL INTL INC COM                 438516106     827      26350     26350     0        0       0        0        26350
* IDEXX LABS INC COM                     45168D104    1271      27500     27500     0        0       0        0        27500
* INTEL CORP COM                         458140100     202      12235     12235     0        0       0        0        12235
* INTERNATIONAL BUSINESS MACHS COM       459200101    4464      42751     42751     0        0       0        0        42751
* INTERNATIONAL GAME TECHNOLOG COM       459902102    1007      63350     63350     0        0       0        0        63350
* ISHARES TR FTSE XNHUA IDX              464287184    2093      54550     54550     0        0       0        0        54550
* ISHARES TR IBOXX INV CPBD              464287242    2996      29875     29875     0        0       0        0        29875
* ISHARES TR DJ US INDEX FD              464287846    2536      55843     55843     0        0       0        0        55843
* JPMORGAN CHASE & CO COM                46625H100     254       7456      7456     0        0       0        0         7456
* JOHNSON & JOHNSON COM                  478160104    8041     141571    141571     0        0       0        0       141571
* JOHNSON CTLS INC COM                   478366107     847      39000     39000     0        0       0        0        39000
* KIMBERLY CLARK CORP COM                494368103     593      11312     11312     0        0       0        0        11312
* LILLY ELI & CO COM                     532457108     381      11000     11000     0        0       0        0        11000
* MEDCO HEALTH SOLUTIONS INC COM         58405U102    2757      60438     60438     0        0       0        0        60438
* MEDICAL PPTYS TRUST INC COM            58463J304     120      19750     19750     0        0       0        0        19750
* MERCK & CO INC COM                     589331107    1700      60818     60818     0        0       0        0        60818
* MICROSOFT CORP COM                     594918104    4398     185018    185018     0        0       0        0       185018
* NOVELL INC COM                         670006105     430      95000     95000     0        0       0        0        95000
NUVEEN GA PREM INCOME MUN FD SH BEN INT  67060F102     176      14040     14040     0        0       0        0        14040
NUVEEN GA DIV ADV MUN FD 2 COM           67072B107     154      12850     12850     0        0       0        0        12850
* PAETEC HOLDING CORP COM                695459107      68      25000     25000     0        0       0        0        25000
* PAYCHEX INC COM                        704326107    2034      80716     80716     0        0       0        0        80716
* PEABODY ENERGY CORP COM                704549104    1834      60800     60800     0        0       0        0        60800
* PEPSICO INC COM                        713448108    1843      33540     33540     0        0       0        0        33540
* PFIZER INC COM                         717081103     372      24815     24815     0        0       0        0        24815
* PHILIP MORRIS INTL INC COM             718172109    1228      28142     28142     0        0       0        0        28142
PIMCO CORPORATE OPP FD COM               72201B101     294      26100     26100     0        0       0        0        26100
* POTASH CORP SASK INC COM               73755L107     805       8650      8650     0        0       0        0         8650
* POWERSHARES ETF TRUST DYNA BUYBK ACH   73935X286     235      14100     14100     0        0       0        0        14100
* POWERSHARES ETF TRUST WATER RESOURCE   73935X575    1064      72300     72300     0        0       0        0        72300
* PRICE T ROWE GROUP INC COM             74144T108    6092     146185    146185     0        0       0        0       146185
* PROCTER & GAMBLE CO COM                742718109    4284      83834     83834     0        0       0        0        83834
* RF MICRODEVICES INC COM                749941100     320      85000     85000     0        0       0        0        85000
* REGIONS FINANCIAL CORP NEW COM         7591EP100     142      35058     35058     0        0       0        0        35058
* RIO TINTO PLC SPONSORED ADR            767204100     819       5000      5000     0        0       0        0         5000
* ROYAL DUTCH SHELL PLC SPONS ADR A      780259206    2054      40933     40933     0        0       0        0        40933
* SPDR TR UNIT SER 1                     78462F103     852       9269      9269     0        0       0        0         9269
* SPDR GOLD TRUST GOLD SHS               78463V107    2676      29350     29350     0        0       0        0        29350
* SPDR SERIES TRUST S&P BIOTECH          78464A870     203       4000      4000     0        0       0        0         4000
* ST JOE CO COM                          790148100     472      17800     17800     0        0       0        0        17800
* SCHLUMBERGER LTD COM                   806857108     548      10126     10126     0        0       0        0        10126
* SCHWAB CHARLES CORP NEW COM            808513105    2432     138680    138680     0        0       0        0       138680
* SELECT SECTOR SPDR TR SBI INT-ENERGY   81369Y506    1605      33400     33400     0        0       0        0        33400
* SELECT SECTOR SPDR TR SBI INT-FINL     81369Y605     393      32900     32900     0        0       0        0        32900
* SELECT SECTOR SPDR TR SBI INT-TECH     81369Y803    1167      64100     64100     0        0       0        0        64100
* SHAW GROUP INC COM                     820280105     717      26150     26150     0        0       0        0        26150
* SOUTHERN CO COM                        842587107     764      24529     24529     0        0       0        0        24529
* STERICYCLE INC COM                     858912108    1319      25600     25600     0        0       0        0        25600
TIB FINL CORP COM                        872449103     262      93604     93604     0        0       0        0        93604
* TANZANIAN ROYALTY EXPL CORP COM        87600U104      29      10000     10000     0        0       0        0        10000
* TEVA PHARMACEUTICAL INDS LTD ADR       881624209     864      17520     17520     0        0       0        0        17520
TEXAS PAC LD TR SUB CTF PROP I T         882610108     782      23700     23700     0        0       0        0        23700
* 3M CO COM                              88579Y101    1841      30640     30640     0        0       0        0        30640
* TREE COM INC COM                       894675107     182      19000     19000     0        0       0        0        19000
* UNITED TECHNOLOGIES CORP COM           913017109     930      17894     17894     0        0       0        0        17894
* VEOLIA ENVIRONNEMENT SPONSORED ADR     92334N103     736      24900     24900     0        0       0        0        24900
* WASTE MGMT INC DEL COM                 94106L109     479      17000     17000     0        0       0        0        17000
* WATTS WATER TECHNOLOGIES INC CL A      942749102     342      15900     15900     0        0       0        0        15900
* WELLS FARGO & CO NEW COM               949746101     324      13349     13349     0        0       0        0        13349
* ZIMMER HLDGS INC COM                   98956P102    1627      38190     38190     0        0       0        0        38190
* ACCENTURE LTD BERMUDA CL A             G1150G111    1128      33700     33700     0        0       0        0        33700
CONSOLIDATED WATER CO INC ORD            G23773107     228      14400     14400     0        0       0        0        14400